Financial income, net (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Other Nonoperating Income, by Component [Table Text Block]
	Year ended December 31,
	2018	2017	2016
	(in thousands)
Other expenses	$42	$49	$67
Interest income	(959)	(202)	(382)
Loss (gain) from sale of marketable debt securities	(12)	182	305
Foreign currency gains	(5)	(94)	(25)
	$(934)	$(65)	$(35)